Intangible Assets - FV Assumptions (Details) - Mortgage servicing rights (MSRs)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assumptions used in estimating the fair value of mortgage service rights
Weighted average constant prepayment rate	13.42%	8.87%
Weighted average note rate	3.93%	3.95%
Weighted average discount rate	8.61%	10.28%
Weighted average expected life (in years)	4 years 9 months 18 days	6 years 3 months 18 days